UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22965

 NAME OF REGISTRANT:                     Value Line Funds Investment
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 7 Times Square
                                         21st Floor
                                         New York, NY 10036

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Value Line Funds Investment
                                         Trust
                                         7 Times Square
                                         21st Floor
                                         New York, NY 10036

 REGISTRANT'S TELEPHONE NUMBER:          212-907-1900

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2015 - 06/30/2016


Value Line Defensive Strategies Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Worthington Value Line Dynamic Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FD                                                     Agenda Number:  934333066
--------------------------------------------------------------------------------------------------------------------------
        Security:  01879R106
    Meeting Type:  Annual
    Meeting Date:  31-Mar-2016
          Ticker:  AWF
            ISIN:  US01879R1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MICHAEL J. DOWNEY                                         Mgmt          For                            For
       NANCY P. JACKLIN                                          Mgmt          For                            For
       ROBERT M. KEITH                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN NAT MUNI INCOME FD INC                                                    Agenda Number:  934333080
--------------------------------------------------------------------------------------------------------------------------
        Security:  01864U106
    Meeting Type:  Annual
    Meeting Date:  31-Mar-2016
          Ticker:  AFB
            ISIN:  US01864U1060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       NANCY P. JACKLIN                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ALPINE GLOBAL PREMIER PPTYS FD                                                              Agenda Number:  934368324
--------------------------------------------------------------------------------------------------------------------------
        Security:  021060207
    Meeting Type:  Annual
    Meeting Date:  17-May-2016
          Ticker:  AOD
            ISIN:  US0210602076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JAMES A. JACOBSON                                         Mgmt          For                            For
       H. GUY LEIBLER                                            Mgmt          For                            For

2.     TO TRANSACT SUCH OTHER BUSINESS AS MAY                    Mgmt          Against                        Against
       PROPERLY COME BEFORE THE MEETING OR ANY
       ADJOURNMENTS THEREOF.




--------------------------------------------------------------------------------------------------------------------------
 ALPINE GLOBAL PREMIER PPTYS FD                                                              Agenda Number:  934368336
--------------------------------------------------------------------------------------------------------------------------
        Security:  02083A103
    Meeting Type:  Annual
    Meeting Date:  17-May-2016
          Ticker:  AWP
            ISIN:  US02083A1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JAMES A. JACOBSON                                         Mgmt          For                            For
       H. GUY LEIBLER                                            Mgmt          For                            For

2.     TO TRANSACT SUCH OTHER BUSINESS AS MAY                    Mgmt          Against                        Against
       PROPERLY COME BEFORE THE MEETING OR ANY
       ADJOURNMENTS THEREOF.




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK                                                                                   Agenda Number:  934250236
--------------------------------------------------------------------------------------------------------------------------
        Security:  09248D104
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2015
          Ticker:  BUI
            ISIN:  US09248D1046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       FRANK J. FABOZZI                                          Mgmt          No vote
       JAMES T. FLYNN                                            Mgmt          No vote
       BARBARA G. NOVICK                                         Mgmt          No vote
       JOHN M. PERLOWSKI                                         Mgmt          No vote
       KAREN P. ROBARDS                                          Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK FUNDS                                                                             Agenda Number:  934250236
--------------------------------------------------------------------------------------------------------------------------
        Security:  09257A108
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2015
          Ticker:  BCX
            ISIN:  US09257A1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       FRANK J. FABOZZI                                          Mgmt          No vote
       JAMES T. FLYNN                                            Mgmt          No vote
       BARBARA G. NOVICK                                         Mgmt          No vote
       JOHN M. PERLOWSKI                                         Mgmt          No vote
       KAREN P. ROBARDS                                          Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK FUNDS                                                                             Agenda Number:  934250236
--------------------------------------------------------------------------------------------------------------------------
        Security:  09258G104
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2015
          Ticker:  BST
            ISIN:  US09258G1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       FRANK J. FABOZZI                                          Mgmt          No vote
       JAMES T. FLYNN                                            Mgmt          No vote
       BARBARA G. NOVICK                                         Mgmt          No vote
       JOHN M. PERLOWSKI                                         Mgmt          No vote
       KAREN P. ROBARDS                                          Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 BLACKSTONE FUNDS                                                                            Agenda Number:  934338383
--------------------------------------------------------------------------------------------------------------------------
        Security:  09257R101
    Meeting Type:  Annual
    Meeting Date:  20-Apr-2016
          Ticker:  BGB
            ISIN:  US09257R1014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MICHAEL HOLLAND                                           Mgmt          For                            For
       DANIEL H. SMITH, JR.                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CALAMOS CONV & HIGH INCOME FUND                                                             Agenda Number:  934426772
--------------------------------------------------------------------------------------------------------------------------
        Security:  12811P108
    Meeting Type:  Annual
    Meeting Date:  30-Jun-2016
          Ticker:  CHY
            ISIN:  US12811P1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       VIRGINIA G. BREEN                                         Mgmt          For                            For
       THERESA A. HAMACHER                                       Mgmt          For                            For
       STEPHEN B. TIMBERS                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CALAMOS CONV OPPS & INCOME FUND                                                             Agenda Number:  934426772
--------------------------------------------------------------------------------------------------------------------------
        Security:  128117108
    Meeting Type:  Annual
    Meeting Date:  30-Jun-2016
          Ticker:  CHI
            ISIN:  US1281171082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       VIRGINIA G. BREEN                                         Mgmt          For                            For
       THERESA A. HAMACHER                                       Mgmt          For                            For
       STEPHEN B. TIMBERS                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CBRE CLARION SECURITIES                                                                     Agenda Number:  934278210
--------------------------------------------------------------------------------------------------------------------------
        Security:  12504G100
    Meeting Type:  Annual
    Meeting Date:  07-Oct-2015
          Ticker:  IGR
            ISIN:  US12504G1004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF CLASS II TRUSTEE: ASUKA                       Mgmt          No vote
       NAKAHARA




--------------------------------------------------------------------------------------------------------------------------
 COHEN & STEERS SELECT UTILITY FUND, INC.                                                    Agenda Number:  934338422
--------------------------------------------------------------------------------------------------------------------------
        Security:  19248A109
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2016
          Ticker:  UTF
            ISIN:  US19248A1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JOSEPH M. HARVEY                                          Mgmt          For                            For
       GERALD J. MAGINNIS                                        Mgmt          For                            For
       RICHARD J. NORMAN                                         Mgmt          For                            For
       FRANK K. ROSS                                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DUFF & PHELPS FUNDS                                                                         Agenda Number:  934325019
--------------------------------------------------------------------------------------------------------------------------
        Security:  26433C105
    Meeting Type:  Annual
    Meeting Date:  15-Mar-2016
          Ticker:  DPG
            ISIN:  US26433C1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       PHILIP R. MCLOUGHLIN                                      Mgmt          For                            For
       NATHAN I. PARTAIN                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE RISK-MGD DIV EQTY INCM FD                                                       Agenda Number:  934332038
--------------------------------------------------------------------------------------------------------------------------
        Security:  27829G106
    Meeting Type:  Annual
    Meeting Date:  21-Apr-2016
          Ticker:  ETJ
            ISIN:  US27829G1067
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       VALERIE A. MOSLEY                                         Mgmt          For                            For
       HARRIETT TEE TAGGART                                      Mgmt          For                            For
       RALPH F. VERNI                                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE TAX-ADVANTAGED DIV INCOME FD                                                    Agenda Number:  934408130
--------------------------------------------------------------------------------------------------------------------------
        Security:  27828G107
    Meeting Type:  Annual
    Meeting Date:  16-Jun-2016
          Ticker:  EVT
            ISIN:  US27828G1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       SCOTT E. ESTON                                            Mgmt          For                            For
       CYNTHIA E. FROST                                          Mgmt          For                            For
       VALERIE A. MOSLEY                                         Mgmt          For                            For
       SUSAN J. SUTHERLAND                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE TAX-ADVANTAGED FUND                                                             Agenda Number:  934317137
--------------------------------------------------------------------------------------------------------------------------
        Security:  27828U106
    Meeting Type:  Annual
    Meeting Date:  18-Feb-2016
          Ticker:  ETO
            ISIN:  US27828U1060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       GEORGE J. GORMAN                                          Mgmt          For                            For
       HELEN FRAME PETERS                                        Mgmt          For                            For
       SUSAN J. SUTHERLAND                                       Mgmt          For                            For
       RALPH F. VERNI                                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EV TAX-MANAGED DIVERSIFIED EQUITY INCOME                                                    Agenda Number:  934254929
--------------------------------------------------------------------------------------------------------------------------
        Security:  27828N102
    Meeting Type:  Annual
    Meeting Date:  20-Aug-2015
          Ticker:  ETY
            ISIN:  US27828N1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       VALERIE A. MOSLEY                                         Mgmt          No vote
       HELEN FRAME PETERS                                        Mgmt          No vote
       RALPH F. VERNI                                            Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 GABELLI DIVIDEND & INCOME TRUST                                                             Agenda Number:  934358171
--------------------------------------------------------------------------------------------------------------------------
        Security:  36242H104
    Meeting Type:  Annual
    Meeting Date:  09-May-2016
          Ticker:  GDV
            ISIN:  US36242H1041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MARIO J. GABELLI, CFA                                     Mgmt          For                            For
       MICHAEL J. MELARKEY                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GABELLI FUNDS                                                                               Agenda Number:  934358284
--------------------------------------------------------------------------------------------------------------------------
        Security:  36465A109
    Meeting Type:  Annual
    Meeting Date:  09-May-2016
          Ticker:  GGN
            ISIN:  US36465A1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       VINCENT D. ENRIGHT                                        Mgmt          For                            For
       MICHAEL J. MELARKEY                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GENERAL AMERICAN INVESTORS COMPANY, INC.                                                    Agenda Number:  934332913
--------------------------------------------------------------------------------------------------------------------------
        Security:  368802104
    Meeting Type:  Annual
    Meeting Date:  13-Apr-2016
          Ticker:  GAM
            ISIN:  US3688021043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MR. BERENS                                                Mgmt          For                            For
       MR. CULLMAN                                               Mgmt          For                            For
       MR. DAVIDSON                                              Mgmt          For                            For
       MR. GORDAN                                                Mgmt          For                            For
       MS. GOTBAUM                                               Mgmt          For                            For
       MR. KNAFEL                                                Mgmt          For                            For
       MR. NEIDICH                                               Mgmt          For                            For
       MR. PRIEST                                                Mgmt          For                            For
       MR. SCHIRMER                                              Mgmt          For                            For

2.     RATIFICATION OF THE SELECTION OF ERNST &                  Mgmt          For                            For
       YOUNG LLP AS AUDITORS.




--------------------------------------------------------------------------------------------------------------------------
 GUGGENHEIM FUNDS                                                                            Agenda Number:  934341277
--------------------------------------------------------------------------------------------------------------------------
        Security:  31647Q106
    Meeting Type:  Annual
    Meeting Date:  06-Apr-2016
          Ticker:  FMO
            ISIN:  US31647Q1067
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF TRUSTEE: ROBERT B. KARN III                   Mgmt          For                            For
       (CLASS III NOMINEE)

1B.    ELECTION OF TRUSTEE: MAYNARD F. OLIVERIUS                 Mgmt          For                            For
       (CLASS III NOMINEE)

1C.    ELECTION OF TRUSTEE: RONALD E. TOUPIN, JR.                Mgmt          For                            For
       (CLASS III NOMINEE)




--------------------------------------------------------------------------------------------------------------------------
 HELIOS FUNDS                                                                                Agenda Number:  934324625
--------------------------------------------------------------------------------------------------------------------------
        Security:  11283U108
    Meeting Type:  Annual
    Meeting Date:  24-Feb-2016
          Ticker:  HTR
            ISIN:  US11283U1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     ELECTION OF THE CLASS II DIRECTOR TO SERVE                Mgmt          For                            For
       UNTIL THE THIRD ANNUAL MEETING FOLLOWING
       HIS ELECTION AND UNTIL HIS SUCCESSOR IS
       DULY ELECTED AND QUALIFIES: EDWARD A.
       KUCZMARSKI




--------------------------------------------------------------------------------------------------------------------------
 JOHN HANCOCK TAX-ADVANTAGED DIV INC FUND                                                    Agenda Number:  934312175
--------------------------------------------------------------------------------------------------------------------------
        Security:  41013V100
    Meeting Type:  Annual
    Meeting Date:  03-Feb-2016
          Ticker:  HTD
            ISIN:  US41013V1008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JAMES R. BOYLE                                            Mgmt          Split 97% For 3% Withheld      Split
       CRAIG BROMLEY                                             Mgmt          Split 97% For 3% Withheld      Split
       DEBORAH C. JACKSON                                        Mgmt          Split 97% For 3% Withheld      Split
       JAMES M. OATES                                            Mgmt          Split 96% For 4% Withheld      Split
       STEVEN R. PRUCHANSKY                                      Mgmt          Split 97% For 3% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 KAYNE ANDERSON ENERGY TOTAL RETURN FUND                                                     Agenda Number:  934276242
--------------------------------------------------------------------------------------------------------------------------
        Security:  48660P104
    Meeting Type:  Special
    Meeting Date:  30-Oct-2015
          Ticker:  KYE
            ISIN:  US48660P1049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     FOR APPROVAL OF THE NEW INVESTMENT                        Mgmt          No vote
       MANAGEMENT AGREEMENT BY AND BETWEEN KA FUND
       ADVISERS, LLC AND KAYNE ANDERSON ENERGY
       TOTAL RETURN FUND, INC.

2.     FOR ANY ADJOURNMENT OF THE MEETING FROM                   Mgmt          No vote
       TIME TO TIME TO SOLICIT ADDITIONAL PROXIES
       IF THERE ARE INSUFFICIENT VOTES AT THE TIME
       OF THE MEETING TO CONSTITUTE A QUORUM OR TO
       APPROVE PROPOSALS.




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON                                                                                  Agenda Number:  934317163
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766K109
    Meeting Type:  Annual
    Meeting Date:  29-Jan-2016
          Ticker:  HIO
            ISIN:  US95766K1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       LESLIE H. GELB*                                           Mgmt          For                            For
       WILLIAM R. HUTCHINSON*                                    Mgmt          For                            For
       RIORDAN ROETT*                                            Mgmt          For                            For
       JANE E. TRUST#                                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY ALL-STAR EQUITY FUND                                                                Agenda Number:  934254880
--------------------------------------------------------------------------------------------------------------------------
        Security:  530158104
    Meeting Type:  Annual
    Meeting Date:  27-Aug-2015
          Ticker:  USA
            ISIN:  US5301581048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JOHN A. BENNING                                           Mgmt          No vote
       EDMUND J. BURKE                                           Mgmt          No vote

3.     IF PROPERLY PRESENTED AT THE MEETING, TO                  Shr           No vote
       CONSIDER AND VOTE UPON THE SHAREHOLDER
       PROPOSAL PRESENTED UNDER THE HEADING
       "SHAREHOLDER PROPOSAL" IN THE ACCOMPANYING
       PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY ALL-STAR EQUITY FUND                                                                Agenda Number:  934287916
--------------------------------------------------------------------------------------------------------------------------
        Security:  530158104
    Meeting Type:  Special
    Meeting Date:  19-Nov-2015
          Ticker:  USA
            ISIN:  US5301581048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE A NEW PORTFOLIO MANAGEMENT                     Mgmt          No vote
       AGREEMENT AMONG THE FUND, ALPS ADVISORS,
       INC. ("AAI" OR THE "FUND MANAGER") AND
       DELAWARE INVESTMENTS FUND ADVISERS, A
       SERIES OF DELAWARE BUSINESS MANAGEMENT
       TRUST ("DELAWARE INVESTMENTS" OR THE
       "PORTFOLIO MANAGER").




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY ALL-STAR EQUITY FUND                                                                Agenda Number:  934320817
--------------------------------------------------------------------------------------------------------------------------
        Security:  530158104
    Meeting Type:  Special
    Meeting Date:  25-Feb-2016
          Ticker:  USA
            ISIN:  US5301581048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE A NEW PORTFOLIO MANAGEMENT                     Mgmt          For                            For
       AGREEMENT AMONG THE FUND, ALPS ADVISORS,
       INC. ("AAI" OR THE "FUND MANAGER") AND
       ARISTOTLE CAPITAL MANAGEMENT, LLC
       ("ARISTOTLE" OR THE "PORTFOLIO MANAGER").




--------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY INSTITUTIONAL FUNDS                                                          Agenda Number:  934227073
--------------------------------------------------------------------------------------------------------------------------
        Security:  617468103
    Meeting Type:  Annual
    Meeting Date:  06-Aug-2015
          Ticker:  CAF
            ISIN:  US6174681030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MICHAEL BOZIC                                             Mgmt          No vote
       NANCY C. EVERETT                                          Mgmt          No vote
       MICHAEL F. KLEIN                                          Mgmt          No vote
       W. ALLEN REED                                             Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN DOW 30 DYNAMIC OVERWRITE FUND                                                        Agenda Number:  934259246
--------------------------------------------------------------------------------------------------------------------------
        Security:  67075F105
    Meeting Type:  Annual
    Meeting Date:  05-Aug-2015
          Ticker:  DIAX
            ISIN:  US67075F1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JACK B. EVANS                                             Mgmt          No vote
       WILLIAM J. SCHNEIDER                                      Mgmt          No vote
       THOMAS S. SCHREIER, JR.                                   Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN DOW 30 DYNAMIC OVERWRITE FUND                                                        Agenda Number:  934346013
--------------------------------------------------------------------------------------------------------------------------
        Security:  67075F105
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2016
          Ticker:  DIAX
            ISIN:  US67075F1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       WILLIAM C. HUNTER                                         Mgmt          For                            For
       JUDITH M. STOCKDALE                                       Mgmt          For                            For
       CAROLE E. STONE                                           Mgmt          For                            For
       MARGARET L. WOLFF                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN NASDAQ 100 DYNAMIC OVERWRITE FUND                                                    Agenda Number:  934259246
--------------------------------------------------------------------------------------------------------------------------
        Security:  670699107
    Meeting Type:  Annual
    Meeting Date:  05-Aug-2015
          Ticker:  QQQX
            ISIN:  US6706991071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JACK B. EVANS                                             Mgmt          No vote
       WILLIAM J. SCHNEIDER                                      Mgmt          No vote
       THOMAS S. SCHREIER, JR.                                   Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN NASDAQ 100 DYNAMIC OVERWRITE FUND                                                    Agenda Number:  934346013
--------------------------------------------------------------------------------------------------------------------------
        Security:  670699107
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2016
          Ticker:  QQQX
            ISIN:  US6706991071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       WILLIAM C. HUNTER                                         Mgmt          For                            For
       JUDITH M. STOCKDALE                                       Mgmt          For                            For
       CAROLE E. STONE                                           Mgmt          For                            For
       MARGARET L. WOLFF                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN REAL ESTATE INCOME FUND                                                              Agenda Number:  934346013
--------------------------------------------------------------------------------------------------------------------------
        Security:  67071B108
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2016
          Ticker:  JRS
            ISIN:  US67071B1089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       WILLIAM C. HUNTER                                         Mgmt          For                            For
       JUDITH M. STOCKDALE                                       Mgmt          For                            For
       CAROLE E. STONE                                           Mgmt          For                            For
       MARGARET L. WOLFF                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PIMCO FLOATING RATE STRATEGY FUND                                                           Agenda Number:  934431709
--------------------------------------------------------------------------------------------------------------------------
        Security:  72201J104
    Meeting Type:  Annual
    Meeting Date:  30-Jun-2016
          Ticker:  PFN
            ISIN:  US72201J1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       DEBORAH A. DECOTIS                                        Mgmt          For                            *




--------------------------------------------------------------------------------------------------------------------------
 PRUDENTIAL INVESTMENTS CLOSED END FUNDS                                                     Agenda Number:  934319737
--------------------------------------------------------------------------------------------------------------------------
        Security:  74433A109
    Meeting Type:  Annual
    Meeting Date:  11-Mar-2016
          Ticker:  GHY
            ISIN:  US74433A1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ELLEN S. ALBERDING                                        Mgmt          For                            For
       STUART S. PARKER                                          Mgmt          For                            For
       RICHARD A. REDEKER                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TEKLA CAPITAL MANAGEMENT LLC                                                                Agenda Number:  934402861
--------------------------------------------------------------------------------------------------------------------------
        Security:  879105104
    Meeting Type:  Annual
    Meeting Date:  14-Jun-2016
          Ticker:  THQ
            ISIN:  US8791051043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       RAKESH K. JAIN, PH.D.                                     Mgmt          For                            For
       DANIEL R. OMSTEAD, PH.D                                   Mgmt          For                            For
       LUCINDA H. STEBBINS CPA                                   Mgmt          For                            For

2.     THE RATIFICATION OR REJECTION OF THE                      Mgmt          For                            For
       SELECTION OF DELOITTE & TOUCHE LLP AS THE
       INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
       OF THE FUND FOR THE FISCAL YEAR ENDING
       SEPTEMBER 30, 2016.




--------------------------------------------------------------------------------------------------------------------------
 TEKLA CAPITAL MANAGEMENT LLC                                                                Agenda Number:  934402873
--------------------------------------------------------------------------------------------------------------------------
        Security:  87911J103
    Meeting Type:  Annual
    Meeting Date:  14-Jun-2016
          Ticker:  HQH
            ISIN:  US87911J1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MICHAEL W. BONNEY                                         Mgmt          For                            For
       OLEG M. POHOTSKY                                          Mgmt          For                            For
       WILLIAM S. REARDON, CPA                                   Mgmt          For                            For

2.     THE RATIFICATION OR REJECTION OF THE                      Mgmt          For                            For
       SELECTION OF DELOITTE & TOUCHE LLP AS THE
       INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
       OF THE FUND FOR THE FISCAL YEAR ENDING
       SEPTEMBER 30, 2016.

3.     CHANGE THE SUBCLASSIFICATION OF HQH FROM                  Mgmt          For                            For
       "DIVERSIFIED" TO "NON- DIVERSIFIED" AND
       ELIMINATE THE RELATED FUNDAMENTAL
       INVESTMENT RESTRICTION.

5A.    AMEND HQH'S FUNDAMENTAL INVESTMENT                        Mgmt          For                            For
       RESTRICTION REGARDING ISSUING SENIOR
       SECURITIES.

5B.    REMOVE HQH'S FUNDAMENTAL INVESTMENT                       Mgmt          Against                        Against
       RESTRICTION REGARDING INVESTMENTS IN OTHER
       INVESTMENT COMPANIES.

5C.    REMOVE HQH'S FUNDAMENTAL INVESTMENT                       Mgmt          Against                        Against
       RESTRICTION REGARDING SHORT SALES AND
       PURCHASING SECURITIES ON MARGIN.




--------------------------------------------------------------------------------------------------------------------------
 TEKLA CAPITAL MANAGEMENT LLC                                                                Agenda Number:  934402885
--------------------------------------------------------------------------------------------------------------------------
        Security:  87911K100
    Meeting Type:  Annual
    Meeting Date:  14-Jun-2016
          Ticker:  HQL
            ISIN:  US87911K1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MICHAEL W. BONNEY                                         Mgmt          For                            For
       RAKESH K. JAIN, PH.D.                                     Mgmt          For                            For
       UWE E. REINHARDT, PH.D.                                   Mgmt          For                            For

2.     THE RATIFICATION OR REJECTION OF THE                      Mgmt          For                            For
       SELECTION OF DELOITTE & TOUCHE LLP AS THE
       INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
       OF THE FUND FOR THE FISCAL YEAR ENDING
       SEPTEMBER 30, 2016.

4.     CHANGE THE SUBCLASSIFICATION OF HQL FROM                  Mgmt          For                            For
       "DIVERSIFIED" TO "NON- DIVERSIFIED" AND
       ELIMINATE THE RELATED FUNDAMENTAL
       INVESTMENT RESTRICTION.

5A.    AMEND HQL'S FUNDAMENTAL INVESTMENT                        Mgmt          For                            For
       RESTRICTION REGARDING ISSUING SENIOR
       SECURITIES.

5B.    REMOVE HQL'S FUNDAMENTAL INVESTMENT                       Mgmt          Against                        Against
       RESTRICTION REGARDING INVESTMENTS IN OTHER
       INVESTMENT COMPANIES.




--------------------------------------------------------------------------------------------------------------------------
 TEMPLETON GLOBAL INCOME FUND                                                                Agenda Number:  934316565
--------------------------------------------------------------------------------------------------------------------------
        Security:  880198106
    Meeting Type:  Annual
    Meeting Date:  01-Mar-2016
          Ticker:  GIM
            ISIN:  US8801981064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       FRANK J. CROTHERS                                         Mgmt          For                            For
       LARRY D. THOMPSON                                         Mgmt          For                            For
       RUPERT H. JOHNSON, JR.                                    Mgmt          For                            For
       GREGORY E. JOHNSON                                        Mgmt          For                            For

2.     THE RATIFICATION OF THE SELECTION OF                      Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS THE
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FUND FOR THE FISCAL YEAR
       ENDING AUGUST 31, 2016.




--------------------------------------------------------------------------------------------------------------------------
 THE GABELLI EQUITY TRUST INC.                                                               Agenda Number:  934358195
--------------------------------------------------------------------------------------------------------------------------
        Security:  362397101
    Meeting Type:  Annual
    Meeting Date:  09-May-2016
          Ticker:  GAB
            ISIN:  US3623971013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MARIO J. GABELLI, CFA                                     Mgmt          For                            For
       ARTHUR V. FERRARA                                         Mgmt          For                            For
       WILLIAM F. HEITMANN                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE MEXICO FUND, INC.                                                                       Agenda Number:  934327710
--------------------------------------------------------------------------------------------------------------------------
        Security:  592835102
    Meeting Type:  Annual
    Meeting Date:  16-Mar-2016
          Ticker:  MXF
            ISIN:  US5928351023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.     DIRECTOR
       EDWARD DJEREJIAN                                          Mgmt          For                            For
       CLAUDIO X. GONZALEZ                                       Mgmt          For                            For
       ALBERTO OSORIO MORALES                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VOYA GLOBAL EQUITY DIV & PREM OPPORT FD                                                     Agenda Number:  934227162
--------------------------------------------------------------------------------------------------------------------------
        Security:  92912T100
    Meeting Type:  Annual
    Meeting Date:  01-Jul-2015
          Ticker:  IGD
            ISIN:  US92912T1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       COLLEEN D. BALDWIN                                        Mgmt          No vote
       PETER S. DROTCH                                           Mgmt          No vote
       RUSSELL H. JONES                                          Mgmt          No vote
       JOSEPH E. OBERMEYER                                       Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 WELLS FARGO ADVANTAGE FUNDS                                                                 Agenda Number:  934318987
--------------------------------------------------------------------------------------------------------------------------
        Security:  94987C103
    Meeting Type:  Annual
    Meeting Date:  08-Feb-2016
          Ticker:  EOD
            ISIN:  US94987C1036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       PETER GORDON                                              Mgmt          For                            For
       TIMOTHY PENNY                                             Mgmt          For                            For
       MICHAEL SCOFIELD                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET EMERGING MKTS DEBT FD INC.                                                    Agenda Number:  934376042
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766A101
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2016
          Ticker:  ESD
            ISIN:  US95766A1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       LESLIE H. GELB                                            Mgmt          For                            For
       WILLIAM R. HUTCHINSON                                     Mgmt          For                            For
       JANE E. TRUST                                             Mgmt          For                            For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Value Line Funds Investment Trust
By (Signature)       /s/ Mitchell E. Appel
Name                 Mitchell E. Appel
Title                President
Date                 08/26/2016